UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Apis Capital Advisors, LLC
Address:   53 Forest Avenue, Suite 103
           Old Greenwich, CT 06870

Form 13F File Number: 028-13123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Petros L. Tsirigotis
Title:     Chief Operating Officer
Phone:     203-409-6303

Signature, Place, and Date of Signing:

/s/ Petros L. Tsirigotis            Old Greenwich, CT              8/14/08
-----------------------------   --------------------------    ------------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                           --------------
Form 13F Information Table Entry Total:          19
                                           --------------
Form 13F Information Table Value Total:     $ 227,205.87
                                           --------------
                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                          Value x      Shares/  SH/  PUT/  Investment   Other     Voting Authority
Security               SECURITY_TYP      ID_CUSIP          1000      PRN Amount PRN  CALL  Discretion  Managers  Sole  Shares  None
--------------------   -------------     -------------  -----------  ---------- ---  ----  ----------  --------  ----  ------  -----
ACORDA
 THERAPEUTICS INC      Common Stock      00484M106       $ 8,207.50     250,000 SH            Yes         No      X

AGCO CORP              Common Stock      001084102      $ 14,171.66     270,400 SH            Yes         No      X

ALEXION
 PHARMACEUTICALS INC   Common Stock      015351109      $ 30,556.29     421,466 SH            Yes         No      X

ALEXION                                  #N/A Field
 PHARMACEUTICALS INC   Equity Option     Not Applicable    $ 929.83     308,300 SH   call     Yes         No      X

ARTHROCARE CORP        Common Stock      043136100       $ 3,792.15       92922 SH            Yes         No      X

AUXILIUM
 PHARMACEUTICALS INC   Common Stock      05334D107       $ 4,202.50     125,000 SH            Yes         No      X

BUNGE LTD              Common Stock      #N/A N/A        $ 5,070.80      47,087 SH            Yes         No      X

CALGON CARBON CORP     Common Stock      129603106       $ 8,806.42     569,626 SH            Yes         No      X

SPDR GOLD TRUST        ETF               78463V107      $ 43,121.97     471,794 SH            Yes         No      X

KHD HUMBOLDT WEDAG
 INTERNATI             Common Stock      482462108      $ 39,004.75   1,237,068 SH            Yes         No      X

ONYX
 PHARMACEUTICALS INC   Common Stock      683399109      $ 16,159.48     453,918 SH            Yes         No      X

ORCKIT
 COMMUNICATIONS LTD    Common Stock      #N/A N/A          $ 871.88     139,500 SH            Yes         No      X

POTASH CORP OF
 SASKATCHEWAN          Common Stock      73755L107      $ 13,389.86      56,600 SH            Yes         No      X

RICK'S CABARET
 INTL INC              Common Stock      765641303       $ 4,556.83     271,240 SH            Yes         No      X

SILICON MOTION
 TECHNOL-ADR           ADR               82706C108       $ 2,742.61     189,800 SH            Yes         No      X

SHANDA INTERACTIVE-
 SPON ADR              ADR               81941Q203       $ 7,227.33     266,200 SH            Yes         No      X

UNITED THERAPEUTICS
 CORP                  Common Stock      91307C102      $ 19,076.40     195,155 SH            Yes         No      X

UNITED THERAPEUTICS                      #N/A Field
 CORP                  Equity Option     Not Applicable    $ 766.64      29,600 SH            Yes         No      X

VARIAN SEMICONDUCTOR
 EQUIP                 Common Stock      922207105       $ 4,550.97     130,700 SH   Call     Yes         No      X